Reversal of Impairment of Mineral Stream Interests - Schedule of Reversal of Impairment of Mineral Stream Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Reversal of impairment of mineral stream interests	$ (156,717)	$ 0
Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Reversal of impairment of mineral stream interests	$ (156,717)	$ 0